Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Series C Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] USD ($)	Series B Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Series B Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Series B Preferred Stock [Member] USD ($)	Common Stock [Member] Redeemable Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Common Stock [Member] Redeemable Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Common Stock [Member] Redeemable Convertible Preferred Stock [Member] Series D Preferred Stock [Member] USD ($)	Common Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Redeemable Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Redeemable Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Redeemable Convertible Preferred Stock [Member] Series D Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Redeemable Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Redeemable Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Redeemable Convertible Preferred Stock [Member] Series D Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Total USD ($)
Balance at Dec. 31, 2010												$ 11,442					$ 68,683,205	$ (64,745,728)						$ 3,948,919
Balance (in Shares) at Dec. 31, 2010												11,442,438
Issuance of preferred stock					354,545								89,011						443,556
Issuance of preferred stock (in Shares)					4,000
Conversion of convertible redeemable preferred stock to common stock						(578,782)					892					577,890
Conversion of convertible redeemable preferred stock to common stock (in Shares)						(1,727)					891,601
Preferred deemed dividend							975,460											(975,460)						(975,460)
Preferred stock dividends paid in common stock												106					98,941	(99,047)
Preferred stock dividends paid in common stock (in Shares)												105,682
Issuance of common stock pursuant to a securities purchase agreements												3,157					2,106,127							2,109,284
Issuance of common stock pursuant to a securities purchase agreements (in Shares)												3,156,766
Issuance of common stock for supply agreement												150					99,758							99,908
Issuance of common stock for supply agreement (in Shares)												150,464
Grants of restricted stock, net												294					(24,629)							(24,335)
Grants of restricted stock, net (in Shares)												293,630
Stock-based compensation expense																	1,053,478							1,053,478
Net loss																		(4,631,621)						(4,631,621)
Balance at Dec. 31, 2011							751,223					16,041					72,683,781	(70,451,856)						2,999,189
Balance (in Shares) at Dec. 31, 2011							2,273					16,040,581
Issuance of preferred stock	1,100,000
Issuance of preferred stock (in Shares)	1,100
Conversion of convertible redeemable preferred stock to common stock		(434,156)					(10,052)					4,011					440,197							434,156
Conversion of convertible redeemable preferred stock to common stock (in Shares)		(300)					(30)					4,011,000
Conversion of common stock warrant liability upon exercise of warrants																	734,007							734,007
Preferred deemed dividend		362,903																(362,903)						(362,903)
Preferred stock dividends paid in common stock												1,465					172,876	(174,341)
Preferred stock dividends paid in common stock (in Shares)												1,465,304
Exercise of warrants for common shares, $0.001 par value												472					282,861							283,333
Exercise of warrants for common shares, $0.001 par value (in Shares)												472,222
Placement agent and registration fees and other direct costs		(45,000)															(183,180)							(183,180)
Issuance of common stock pursuant to a securities purchase agreements												2,000.00					498,000							500,000
Issuance of common stock pursuant to a securities purchase agreements (in Shares)												2,000,000
Issuance of common stock for supply agreement												2,111					1,140,690							1,142,801
Issuance of common stock for supply agreement (in Shares)												2,110,647
Grants of restricted stock, net												825					(18,366)							(17,541)
Grants of restricted stock, net (in Shares)												824,889
Stock-based compensation expense																	704,188							704,188
Net loss																		(8,622,393)						(8,622,393)
Balance at Dec. 31, 2012		983,747					741,171					26,925					76,455,054	(79,611,493)						(2,388,343)
Balance (in Shares) at Dec. 31, 2012		800					2,243					26,924,643
Issuance of preferred stock	75,000		475,000
Issuance of preferred stock (in Shares)	75		950
Return of Series D convertible redeemable preferred stock				(80,123)														80,123						80,123
Return of Series D convertible redeemable preferred stock (in Shares)				(200)
Issuance of Series D convertible redeemable preferred stock for payment of financial advisor fees				210,000
Issuance of Series D convertible redeemable preferred stock for payment of financial advisor fees (in Shares)				230
Conversion of convertible redeemable preferred stock to common stock	(1,288,506)		(45,002)		(475,809)			42,278	17,978	1,500			433,531	1,270,528	43,502					1,288,506	45,002
Conversion of convertible redeemable preferred stock to common stock (in Shares)	(778)		(30)		(1,420)			42,277,814	17,977,766	1,500,000														43,430,415
Preferred deemed dividend		410,227		465,077														(875,304)						(875,304)
Preferred stock dividends paid in common stock												3,277					121,232	(124,509)
Preferred stock dividends paid in common stock (in Shares)												3,276,647
Placement agent and registration fees and other direct costs																	(55,919)							(55,919)
Grants of restricted stock, net												(26)					(276)							(302)
Grants of restricted stock, net (in Shares)												(25,018)
Stock-based compensation expense																	30,488							30,488
Net loss																		(2,235,799)						(2,235,799)
Balance at Sep. 30, 2013		$ 180,468		$ 1,024,952			$ 265,362					$ 91,932					$ 78,298,140	$ (82,766,982)						$ (4,111,548)
Balance (in Shares) at Sep. 30, 2013		97		950			823					91,931,852